Cover	Mar. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2020
Entity File Number	001-37552
Entity Registrant Name	WILLSCOT CORP
Entity Central Index Key	0001647088
Entity Tax Identification Number	82-3430194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 S. Bond Street
Entity Address, Address Line Two	#600
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	410
Local Phone Number	931-6000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false